Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, and Short-Term Investments [Abstract]
Cash and Cash Equivalents and Short-Term Investments
Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2021	2022
Deposits with financial institutions, governments and government related bodies	2,131.7	2,548.1
Investments in money market funds	2,928.3	3,196.7
Bank accounts	1,891.8	1,523.5
Cash and cash equivalents	6,951.8	7,268.3

Deposits with financial institutions, governments and government related bodies	638.5	107.7
Short-term investments	638.5	107.7